Related Party Transactions - Summary Of Related Party And Nature Of Relationship (Details)	6 Months Ended
Jun. 30, 2025
Hainan Huiliu Tianxia Network Technology Co., Ltd.("Hainan Huiliu")
Related Party Transactions
Relationship with the Company	Entity controlled by a totalling shareholder